Changes in assets and liabilities arising from financing activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1	₩ 5,822	₩ (77,102)
Changes from cash flows	(43,676)	21,958
Amortization of discount on borrowings and debentures	0	0
Changes in foreign currency exchange rate	0	0
Others	126,638	60,966
Business combination(Note 47)	0	0
Balance at December 31	88,784	5,822
Borrowings
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1	34,863,156	29,818,542
Changes from cash flows	7,465,106	5,017,269
Amortization of discount on borrowings and debentures	22,836	58,320
Changes in foreign currency exchange rate	271,179	173,623
Others	(1,037,213)	(204,598)
Business combination(Note 47)	9,000	0
Balance at December 31	41,594,064	34,863,156
Debentures
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1	75,363,364	63,227,699
Changes from cash flows	(28,372)	11,201,673
Amortization of discount on borrowings and debentures	437,627	352,524
Changes in foreign currency exchange rate	(417,151)	282,534
Others	(221,074)	298,934
Business combination(Note 47)	0	0
Balance at December 31	75,134,394	75,363,364
Lease liabilities
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1	1,104,259	536,842
Changes from cash flows	(781,867)	(269,362)
Amortization of discount on borrowings and debentures	14,504	11,291
Changes in foreign currency exchange rate	0	0
Others	256,426	792,901
Business combination(Note 47)	839	32,587
Balance at December 31	₩ 594,161	₩ 1,104,259